CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities:
Net loss from continuing operations	$ (301,085)	$ (295,868)	$ (40,569)
Adjustments required to reconcile net loss with net cash utilized in operating activities
Fair value gain on government loan	(5,084)
Accretion expense on government loan	598
Depreciation and amortization			189
Gain on settlement		(300,000)
Loss on disposal of investment in shares		120,809
Stock-based compensation expense		41,227
Gain on common share purchase warrants		(59,740)	(308,342)
Changes in non-cash working capital balances
Due from related parties	115,701	40,810	(11,505)
Due to related parties	73,390	113,750	44,218
Accounts receivable	50,000	50,000
Advances receivable	961	(1,769)	(14,529)
Accounts payable	40,150	(6,150)	47,767
Accrued liabilities	(3,540)	25,595	(41,461)
Cash utilized in operating activities	(28,909)	(271,336)	(324,232)
Investing activities:
Proceeds on disposal of investment in shares		79,191
Cash provided by investing activities		79,191
Financing activities:
Proceeds from common shares issued, net of costs		187,125	263,348
Loan received	28,668
Cash provided by financing activities	28,668	187,125	263,348
Net cash inflow	(241)	(5,020)	(60,884)
Cash outflows from discontinued operations			(1,827)
Cash, beginning of the year	1,034	6,054	68,765
Cash, end of the year	793	1,034	6,054
Cash at the end of the year relates to:
Continuing operations	793	1,034	6,054
Discontinued operations	0	0	0
Cash, end of the year	$ 793	$ 1,034	$ 6,054